SUPPLEMENTARY INFORMATION	12 Months Ended
Dec. 31, 2010
Supplementary Information [Abstract]
SUPPLEMENTARY INFORMATION [Text Block]
NOTE L – SUPPLEMENTARY INFORMATION
Accrued and Other Current Liabilities
“Accrued and other current liabilities” were $3,358 million at December 31, 2010 and $3,209 million at December 31, 2009. Accrued payroll, which is a component of “Accrued and other current liabilities,” was $917 million at December 31, 2010 and $736 million at December 31, 2009. No other component of accrued liabilities was more than 5 percent of total current liabilities.

Sundry Income – Net
In millions	2010	2009	2008
Gain on sale of TRN	$—	$513	$—
Gain on sale of OPTIMAL	—	339	—
Gain on sale of Styron	27	—	—
Obligation related to past divestiture	(47)	—	—
Loss on early extinguishment of debt	(46)	(56)	—
Gain on sales of other assets and securities	166	100	91
Foreign exchange gain (loss)	(6)	1	(17)
Dividend income	—	—	3
Other – net	31	(6)	12
Total sundry income – net	$125	$891	$89

Other Supplementary Information
In millions	2010	2009	2008
Cash payments for interest	$1,535	$1,140	$713
Cash payments for income taxes	$598	$1,034	$864
Provision for doubtful receivables (1)	$6	$11	$20
(1) Included in “Selling, general and administrative expenses” in the consolidated statements of income.